Notes Payable Related Party - Summary of Notes Payable Related Party (Parenthetical) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Minimum
Notes Payable Related Party [Line Items]
Notes payable due to related parties, interest rate	8.00%	8.00%
Maximum
Notes Payable Related Party [Line Items]
Notes payable due to related parties, interest rate	12.00%	12.00%